Schedule of Detailed Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 32,740,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	17,456,207
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	3,274,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	3,332,700
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	2,716,126
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	4,730,963
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	2,380,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	1,735,220
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	1,003,953
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	365,010
Bank Loans Schedule Of Detailed Short-term Bank Debt 17	940,667
Bank Loans Schedule Of Detailed Short-term Bank Debt 18	2,642,114
Bank Loans Schedule Of Detailed Short-term Bank Debt 19	523,840
Bank Loans Schedule Of Detailed Short-term Bank Debt 20	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 21	478,540
Bank Loans Schedule Of Detailed Short-term Bank Debt 22	581,568
Bank Loans Schedule Of Detailed Short-term Bank Debt 23	381,306
Bank Loans Schedule Of Detailed Short-term Bank Debt 24	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 25	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 26	6,348,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 27	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 28	5,014,920
Bank Loans Schedule Of Detailed Short-term Bank Debt 29	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 30	4,126,200
Bank Loans Schedule Of Detailed Short-term Bank Debt 31	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 32	942,660
Bank Loans Schedule Of Detailed Short-term Bank Debt 33	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 34	793,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 35	51,160,152
Bank Loans Schedule Of Detailed Short-term Bank Debt 36	$ 48,714,342